September 4,2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re: RBC Funds, Inc. (the "Corporation") (formerly known as Centura Funds, Inc.) File Nos: 33-75926/811-8384

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the Corporation's Statements of Additional Information, each dated August 30, 2002, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those contained in the Post Effective Amendment #25 to the Corporation's registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on August 30, 2002.

Please contact the undersigned at (617) 824-1215 with any questions. Thank you.

Very truly yours,

/s/ CURTIS BARNES

Curtis Barnes
Secretary to the Corporation

cc:    Olivia Adler, Esq.